Subsequent Events (Details Narrative)		1 Months Ended	2 Months Ended
	Jan. 02, 2025 shares	Jan. 29, 2025 $ / shares	Feb. 27, 2025 $ / shares	Mar. 14, 2025 USD ($)	Dec. 31, 2024 USD ($)
Subsequent Event [Line Items]
Purchase Obligation | $					$ 725,686,000
Subsequent Event [Member] | DP2 Suezmax Shuttle Tankers [Member]
Subsequent Event [Line Items]
Number of Shipbuilding contracts				9
Number of vessels under construction.				9
Purchase Obligation | $				$ 1,300,000,000
Subsequent Event [Member] | Series F Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid | $ / shares		$ 0.59375
Preferred Stock, Dividend Rate, Percentage		9.50%
Subsequent Event [Member] | Series E Preferred Stock [Member]
Subsequent Event [Line Items]
Preferred Stock, Dividends, Per Share, Cash Paid | $ / shares			$ 0.57812
Preferred Stock, Dividend Rate, Percentage			9.25%
2024 Plan [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Number of shares vested | shares	155,500
Award vesting percentage	25.00%